Provisions for Sundry Creditors - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Discount rate effect in provision against fixed assets	$ 4,647,200	$ 4,454,106	$ 4,555,692
Bottom of range | U.S
Disclosure of other provisions [line items]
Discount rate yield	9.38%	3.114%	3.268%
Top of range | U.S
Disclosure of other provisions [line items]
Discount rate yield	10.52%	8.04%	7.799%